Document and Entity Information	May 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 22, 2023
Entity File Number	001-32147
Entity Registrant Name	GREENHILL & CO., INC.
Entity Central Index Key	0001282977
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0500737
Entity Address, Address Line One	1271 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	389-1500
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	GHL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false